2. GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Going Concern
Net loss	$ (7,612,316)	$ (3,257,597)
Net cash used in operating activities	(3,104,035)	(1,117,131)
Accumulated deficit	$ (42,403,640)	$ (34,791,324)